CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Net loss for the period	$ (3,065,851)	$ (8,754,687)
Items that may be reclassified subsequently to the consolidated statement of operations:
Loss on marketable equity securities, net of tax of nil (Note 2)	0	(89,366)
Other comprehensive loss	0	(89,366)
Comprehensive loss for the period	$ (3,065,851)	$ (8,844,053)